Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000099569 [Member]
Shareholder Report [Line Items]
Fund Name	EIC Value Fund
Class Name	Institutional Class
Trading Symbol	EICIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EIC Value Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
Additional Information Phone Number	(855) 430‑6487
Additional Information Website	www.eicvalue.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
EIC Value Fund (Institutional Class / EICIX)	$49	0.95%*
* Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 340,597,052
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,292,909
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$340,597,052
Total number of portfolio holdings	44
Total advisory fee paid, net	$1,292,909
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Top Ten Holdings
United Parcel Service, Inc., Class B	4.0%
GSK PLC SP ADR	4.0%
Verizon Communications, Inc.	3.8%
Wells Fargo & Co.	3.6%
US Bancorp	3.3%
Zimmer Biomet Holdings, Inc.	3.1%
PayPal Holdings, Inc.	3.0%
TotalEnergies SE SP ADR	2.9%
Medtronic PLC	2.9%
Unilever PLC SP ADR	2.6%
Sector Allocation
Financials	23.9%
Consumer Staples	17.6%
Health Care	17.4%
Industrials	8.0%
Energy	7.6%
Real Estate	6.9%
Communication Services	5.9%
Materials	4.4%
Consumer Discretionary	3.3%
Utilities	2.4%
Short-Term Investment	2.4%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Largest Holdings [Text Block]
Top Ten Holdings
United Parcel Service, Inc., Class B	4.0%
GSK PLC SP ADR	4.0%
Verizon Communications, Inc.	3.8%
Wells Fargo & Co.	3.6%
US Bancorp	3.3%
Zimmer Biomet Holdings, Inc.	3.1%
PayPal Holdings, Inc.	3.0%
TotalEnergies SE SP ADR	2.9%
Medtronic PLC	2.9%
Unilever PLC SP ADR	2.6%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with accountants.
C000099567 [Member]
Shareholder Report [Line Items]
Fund Name	EIC Value Fund
Class Name	Class C
Trading Symbol	EICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EIC Value Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
Additional Information Phone Number	(855) 430‑6487
Additional Information Website	www.eicvalue.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
EIC Value Fund (Class C / EICCX)	$101	1.95%*
* Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.95%	[2]
Net Assets	$ 340,597,052
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,292,909
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$340,597,052
Total number of portfolio holdings	44
Total advisory fee paid, net	$1,292,909
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Top Ten Holdings
United Parcel Service, Inc., Class B	4.0%
GSK PLC SP ADR	4.0%
Verizon Communications, Inc.	3.8%
Wells Fargo & Co.	3.6%
US Bancorp	3.3%
Zimmer Biomet Holdings, Inc.	3.1%
PayPal Holdings, Inc.	3.0%
TotalEnergies SE SP ADR	2.9%
Medtronic PLC	2.9%
Unilever PLC SP ADR	2.6%
Sector Allocation
Financials	23.9%
Consumer Staples	17.6%
Health Care	17.4%
Industrials	8.0%
Energy	7.6%
Real Estate	6.9%
Communication Services	5.9%
Materials	4.4%
Consumer Discretionary	3.3%
Utilities	2.4%
Short-Term Investment	2.4%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Largest Holdings [Text Block]
Top Ten Holdings
United Parcel Service, Inc., Class B	4.0%
GSK PLC SP ADR	4.0%
Verizon Communications, Inc.	3.8%
Wells Fargo & Co.	3.6%
US Bancorp	3.3%
Zimmer Biomet Holdings, Inc.	3.1%
PayPal Holdings, Inc.	3.0%
TotalEnergies SE SP ADR	2.9%
Medtronic PLC	2.9%
Unilever PLC SP ADR	2.6%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with accountants.
C000099566 [Member]
Shareholder Report [Line Items]
Fund Name	EIC Value Fund
Class Name	Class A
Trading Symbol	EICVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EIC Value Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
Additional Information Phone Number	(855) 430‑6487
Additional Information Website	www.eicvalue.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
EIC Value Fund (Class A / EICVX)	$62	1.20%*
* Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[3]
Net Assets	$ 340,597,052
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,292,909
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$340,597,052
Total number of portfolio holdings	44
Total advisory fee paid, net	$1,292,909
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Top Ten Holdings
United Parcel Service, Inc., Class B	4.0%
GSK PLC SP ADR	4.0%
Verizon Communications, Inc.	3.8%
Wells Fargo & Co.	3.6%
US Bancorp	3.3%
Zimmer Biomet Holdings, Inc.	3.1%
PayPal Holdings, Inc.	3.0%
TotalEnergies SE SP ADR	2.9%
Medtronic PLC	2.9%
Unilever PLC SP ADR	2.6%
Sector Allocation
Financials	23.9%
Consumer Staples	17.6%
Health Care	17.4%
Industrials	8.0%
Energy	7.6%
Real Estate	6.9%
Communication Services	5.9%
Materials	4.4%
Consumer Discretionary	3.3%
Utilities	2.4%
Short-Term Investment	2.4%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Largest Holdings [Text Block]
Top Ten Holdings
United Parcel Service, Inc., Class B	4.0%
GSK PLC SP ADR	4.0%
Verizon Communications, Inc.	3.8%
Wells Fargo & Co.	3.6%
US Bancorp	3.3%
Zimmer Biomet Holdings, Inc.	3.1%
PayPal Holdings, Inc.	3.0%
TotalEnergies SE SP ADR	2.9%
Medtronic PLC	2.9%
Unilever PLC SP ADR	2.6%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with accountants.

[1]	Annualized
[2]	Annualized
[3]	Annualized